Intangible assets, net and Goodwill - Identifiable intangible assets (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 1,518,498	$ 1,498,744
Accumulated Amortization	(507,383)	(413,347)
Net Carrying Amount	1,011,115	1,085,397
Licenses and service agreements
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	1,318,987	1,289,829
Accumulated Amortization	(422,887)	(331,589)
Net Carrying Amount	896,100	958,240
Trade names
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	162,903	166,843
Accumulated Amortization	(65,877)	(60,375)
Net Carrying Amount	97,026	106,468
Non-compete agreements
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	25,244	32,337
Accumulated Amortization	(14,591)	(19,490)
Net Carrying Amount	10,653	12,847
Intellectual property and know-how
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	9,577	9,365
Accumulated Amortization	(3,790)	(1,889)
Net Carrying Amount	5,787	7,476
Internal-use software
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	1,716	370
Accumulated Amortization	(220)	(4)
Net Carrying Amount	1,496	$ 366
Customer relationships
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	71
Accumulated Amortization	(18)
Net Carrying Amount	$ 53